other income (Tables)	12 Months Ended
Dec. 31, 2022
other income
Schedule of other income

Years ended December 31 (millions)	Note	2022	2021
Government assistance		$6	$8
Other sublet revenue	19	5	4
Investment income (loss), gain (loss) [1] on disposal of assets and other [2]		27	404
Interest income	21(b)	4	4
Changes in business combination-related provisions		78	—
		$120	$420

1

During the year ended December 31, 2021, we disposed of our financial solutions business, which was a part of our TELUS technology solutions segment, and realized a gain on disposition of $410 before income taxes.

2	During the year ended December 31, 2022, includes gain on acquisition of control of LifeWorks Inc., as set out in Note 18(b).